db-X 2020 Target Date Fund
db-X 2020 Target Date Fund (formerly known as TDX Independence 2020 Exchange-Traded Fund) Summary Information
Investment Objective/Goal

The Fund seeks to track the performance, before fees and expenses, of the Zacks 2020 Lifecycle Index (the "Underlying Index"). The Fund's investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be given 60 days' notice of any change in investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares ("Shares" or "db-X Target Date Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		db-X 2020 Target Date Fund db-X 2020 Target Date Shares
Management Fee		0.65%
Other Expenses		0.77%
Total Annual Fund Operating Expenses		1.42%
Fee Waivers and Expense Reimbursement	[1]	(0.77%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.65%
[1]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2012 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
db-X 2020 Target Date Fund db-X 2020 Target Date Shares	66	373	703	1,635

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

As its primary strategy, the Fund will invest at least 90% of its assets in the component securities (the "Component Securities") of the Underlying Index, depositary receipts representing Component Securities and investments that have economic characteristics that are substantially identical to the economic characteristics of the Component Securities of the Underlying Index. Such securities may include domestic and international equity securities (including common stocks and real estate investment trusts) and fixed income securities (including bonds, treasury bills and notes, mortgage real estate investment trusts, cash, cash equivalents and short-term money market instruments). The domestic equity portion may include securities from all capitalization ranges. Only investment-grade fixed income securities are eligible for inclusion in the fixed income portion of the Underlying Index. The Fund employs a representative sampling indexing strategy in managing the portfolio by holding equity securities and fixed income securities that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, maturity, duration, or dividend yield. The Fund will provide shareholders with at least 60 days' notice of any change in these policies.

The Underlying Index is comprised of securities from three broad asset classes: international equities, domestic equities, and fixed income, and is designed to represent a diversified portfolio of securities with the potential to outperform the Lipper Mixed-Asset Target 2020 Index, on a risk adjusted basis. The current allocation of the Underlying Index is approximately 14% in international equities, 42% in domestic equities and 44% in fixed income and will be systematically reconstituted and rebalanced annually, or quarterly when necessary, pursuant to a proprietary methodology developed by Zacks Investment Research ("Zacks"), the creator of the Underlying Index. The weighted average duration for the fixed income securities will, collectively, match the time to the target termination date, December 31, 2020. Following the target date, the duration for the fixed income securities will increase each year up to a maximum duration of five years. Upon reaching the target date, the Underlying Index will have approximately a 10% allocation to equity securities. Over the next five years, allocations shift from conservative to more moderately-conservative allocations, allowing for a larger exposure to equities than at the target date ("Moderately-Conservative Allocation"). The securities in the universe are selected using a proprietary methodology developed by Zacks. Investors should note that the allocations listed above, and in the chart below, are as of June 30, 2011.

The following chart shows how the investment glidepath for the Fund is expected to gradually shift to a Moderately-Conservative Allocation. The actual asset allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target allocation five years following the target date.

db-X 2020 Target Date Fund

Asset Allocation Percentage Table

	Launch (Oct 1 2007)
Years Before Target	13.3	13	12	11	10	9	8	7	6	5
Domestic Equity	49%	49%	47%	45%	43%	41%	39%	37%	35%	33%
International Equity	16%	16%	16%	15%	14%	14%	13%	12%	12%	11%
Fixed Income	34%	35%	37%	40%	43%	45%	48%	51%	53%	56%

Years Before Target	4	3	2	1	0	-1	-2	-3	-4	-5
Domestic Equity	28%	23%	18%	13%	8%	11%	14%	17%	21%	24%
International Equity	9%	8%	6%	4%	3%	4%	5%	6%	7%	8%
Fixed Income	63%	69%	76%	83%	90%	85%	81%	77%	72%	68%

Years Before Target	-6	-7	-8	-9	-10	-11	-12	-13	-14	-15
Domestic Equity	24%	24%	24%	24%	24%	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%	68%	68%	68%	68%	68%

Years Before Target	-16	-17	-18	-19	-20
Domestic Equity	24%	24%	24%	24%	24%
International Equity	8%	8%	8%	8%	8%
Fixed Income	68%	68%	68%	68%	68%

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

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The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices. The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

•

The Fund is subject to index risk, which is the risk that securities in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities included in, or representative of, the Underlying Index.

•

The Fund is subject to large-capitalization risk, which is the risk that large-capitalization companies may grow slower than the overall economy and tend to go in and out of favor based on market and economic conditions.

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The Fund is subject to small- and mid-capitalization risk, which is the risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

•	The Fund is subject to index sampling risk, which is the risk that the securities held by the Fund will not provide investment performance tracking the Underlying Index.

•

The Fund is subject to market price risk, which is the risk associated with the fact that the db-X Target Date Shares are listed on NYSE Arca and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the db-X Target Date Shares typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying db-X Target Date Shares on the secondary market, and you may receive less than NAV when you sell db-X Target Date Shares.

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The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

•

The Fund is subject to secondary market risk. Although the db-X Target Date Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained. Trading of the db-X Target Date Shares on NYSE Arca may be halted if NYSE Arca officials deem such action appropriate, if the db-X Target Date Shares are delisted from NYSE Arca or if the activation of market-wide "circuit breakers" halts stock trading generally.

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The Fund is subject to REIT risk. The Fund's investments in the securities of REITs may subject the Fund to the risks associated with the direct ownership of real estate. Also, when investing in REITs, in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, the Fund will also bear its pro rata portion of the REITs management fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the REITs, some or all of which would be duplicative.

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The Fund is subject to fixed income risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes. The table also shows how the Fund's performance compares to the Zacks 2020 Lifecycle Index and that of a relevant broad-based securities index. Index returns do not reflect deductions of fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at http://dbxstrategicadvisors.db.com.

Total Returns

The Fund's year-to-date total return as of June 30, 2011, was 4.68%.

Best and Worst Quarter Returns

(for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.61%	2Q/2009
Lowest Return	(9.61)%	4Q/2008

After-tax returns in the table below are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns - db-X 2020 Target Date Fund	1 Year	Since Inception	Inception Date
db-X 2020 Target Date Shares	9.70%	(1.17%)	Oct. 01, 2007
db-X 2020 Target Date Shares Return after taxes on distributions	8.83%	(2.03%)	Oct. 01, 2007
db-X 2020 Target Date Shares Return after taxes on distributions and sale of Fund shares	6.31%	(1.51%)	Oct. 01, 2007
Dow Jones U.S. Target 2020 Index (reflects no deduction for fees, expenses or taxes)	12.26%	1.37%	Oct. 01, 2007
Zacks 2020 Lifecycle Index (reflects no deduction for fees, expenses or taxes)	10.18%	(1.02%)	Oct. 01, 2007